Note 23 - Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	2024	2023

Loan commitments	$635,433	$405,426
Letters of credit	65,671	75,963

	$701,104	$481,389